Pension and Other Employee Obligations - Summary of Net Defined Benefit Liability (Asset) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Service cost	$ 1,915	$ 1,621	$ 1,917
Interest cost	719	621	587
Accrued pension liability
Current	1,196	854
Non-current	11,182	10,439
Net amount recognized	12,378	11,293
Fair value of plan assets	(1,146)	(1,259)
Net surplus (deficit) in plan	$ 11,668	$ 10,652
Weighted average duration of defined benefit obligation (both funded and unfunded)	5 years	5 years
Benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of the year	$ 12,552	$ 11,101
Foreign currency translation	(1,206)	(671)
Service cost	1,915	1,621
Interest cost	805	692
Benefits paid	(1,423)	(1,213)
Business combinations	98
Actuarial (gain)/loss from changes in demographic assumptions	(113)	48
Actuarial (gain)/loss from changes in financial assumptions	317	32
Actuarial (gain)/loss from actual experience compared to assumptions	579	942
End of the year	13,524	12,552	11,101
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of the year	1,259	1,041
Foreign currency translation	(107)	(57)
Expected return on plan assets	86	71
Benefits paid	(1,268)	(1,129)
Actuarial (gain)/loss	(16)	(21)
Actual contributions	1,192	1,354
End of the year	1,146	1,259	$ 1,041
Present value of funded defined benefit obligation [member]
Accrued pension liability
Present value of defined benefit obligation	12,814	11,911
Present value of unfunded defined benefit obligation [member]
Accrued pension liability
Present value of defined benefit obligation	$ 710	$ 641